Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2016
Financial Highlights [Abstract]
Schedule of Financial Highlights
The table below reflects information for assets held by Pruco Life of New Jersey. Charges for mortality risk and expense risk and administrative expenses are used by Pruco Life of New Jersey to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
December 31, 2016	$2,324
December 31, 2015	$1,853
December 31, 2014	$1,606
December 31, 2013	$1,619
December 31, 2012	$1,765
The following table was developed by determining which products offered by Pruco Life of New Jersey have the lowest and highest total expense ratio and reflects contract owner units only. The table may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable products as disclosed in Note 1.

	Units (000’s)	Unit Value Lowest-Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest-Highest			Total Return(3) Lowest-Highest
December 31, 2016	1,835	$3.19050	—	$4.17877	$7,173	3.51%	0.35%	—	1.25%	3.80%	—	4.73%
December 31, 2015	1,920	$3.07375	—	$3.99015	$7,184	3.16%	0.35%	—	1.25%	7.78%	—	8.74%
December 31, 2014	1,999	$2.85193	—	$3.66932	$6,880	3.68%	0.35%	—	1.25%	5.82%	—	6.77%
December 31, 2013	2,070	$2.69505	—	$3.43650	$6,692	5.04%	0.35%	—	1.25%	8.19%	—	9.17%
December 31, 2012	2,089	$2.49096	—	$3.14796	$6,201	4.84%	0.35%	—	1.25%	5.53%	—	6.48%
(1) This amount represents the contract owners' proportionate share of the net investment income from the underlying Partnership divided by the contract owners' average net assets of the Real Property Account. This ratio excludes those expenses, such as mortality risk and expense risk and administrative expenses that result in direct reductions in the unit values.
(2) These amounts represent the annualized contract expenses of the Real Property Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.